Risk management and concentrations of risk (Details 1) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Derivative Liability, Current	$ (4,103)	$ (4,912)
Derivative Liability, Noncurrent	(11,129)	(5,855)
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Current	(4,103)	(4,912)
Derivative Liability, Noncurrent	$ (11,129)	$ (5,855)